Leases - Summary of Maturities of Lease Liabilities (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Leases [Abstract]
2022	¥ 11,213
2023	6,589
2024	5,837
2025	6,568
2026 and thereafter	2,949
Total lease payments	33,156
Less: imputed interest	(5,096)
Total	¥ 28,060